Stockholders' equity: (Details 3) (USD $)	12 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 29, 2005	Oct. 31, 2012 [StockOptionsMember]	Sep. 30, 2013 [StockOptionsMember]	Jun. 30, 2013 [StockOptionsMember]	Jun. 30, 2012 [StockOptionsMember]	Jun. 30, 2011 [StockOptionsMember]	Jan. 14, 2011 [StockOptionsMember] [ChiefFinancialOfficerMember]	Oct. 02, 2012 [StockOptionsMember] [ChiefFinancialOfficerMember]	Apr. 04, 2013 [RestrictedStockMember] director	Jan. 24, 2013 [RestrictedStockMember] director	Jan. 04, 2012 [RestrictedStockMember] director	Jun. 30, 2010 [RestrictedStockMember] [DirectorOneMember]	Jun. 30, 2010 [RestrictedStockMember] [DirectorTwoMember]
Stock-based compensation
Shares reserved				5,750,000	3,750,000											3,507	3,507
Increase in shares authorized for issuance				2,000,000
Total shares issued to date	4,314,195
Total shares available under the plan	1,435,805
Cash paid													$ 13,000	$ 13,000
Shares issued													72,500	72,500	400,000
Number of directors to whom awards are issued													4	4	7
Market value of shares granted													19,213	15,225	236,000	4,418	4,418
Sale price (in dollars per share)													$ 0.265	$ 0.21	$ 0.59	$ 0.63	$ 0.63
Expiration period											5 years
Number of shares fully vested upon grant											15,667	273,000
Compensation expense	51,804	288,100	574,150			0	0	17,366	52,100	31,531
Weighted-average grant date fair value (in dollars per share)										$ 0.35
Weighted-average assumptions used to calculate estimated fair value
Dividend yield (as a percent)										0.00%
Expected stock price volatility (as a percent)										73.00%
Discount rate (as a percent)										2.04%
Expected option term										5 years
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)							288,667	288,667
Options granted (in shares)							0				288,667
Outstanding at the end of the period (in shares)							288,667	288,667	288,667
Exercisable at the end of the period (in shares)							288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)							$ 1.20	$ 1.20
Options granted (in dollars per share)							$ 0.00				$ 1.20
Outstanding at the end of the period (in dollars per share)							$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)							$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period							2 years	2 years 3 months	2 years 3 months
Outstanding at the end of the period							2 years	2 years 3 months	2 years 3 months
Exercisable at the end of the period							2 years	2 years 3 months
Information related to the Plan
Weighted-average fair value of options granted								$ 100,997			$ 100,997